DISAGGREGATION OF REVENUES (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Revenue from Contract with Customer [Abstract]
[custom:ProceedsFromReimbursement]	$ 347,633	$ 29,265
Reimbursements from insurance increased percentage		1087.90%